Condensed Statements of Operations - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2018
General and administrative expenses	$ 56,086	$ 157,497		$ 519,445
Formation and operating costs			$ 216,687
Loss from operations	(56,086)	(157,497)		(519,445)
Interest income		1,626,620		4,235,536
Net income (loss)	$ (56,086)	1,469,123	$ (216,687)	3,716,091
Class A Ordinary Shares [Member]
Interest income		1,626,620		4,235,536
Net income (loss)		$ 1,469,123		$ 3,716,091
Weighted average shares outstanding		34,500,000	34,500,000	34,500,000
Basic and diluted net income (loss) per share		$ 0.04		$ 0.11
Class F Ordinary Shares [Member]
Net income (loss)		$ 1,469,123		$ 3,716,091
Weighted average shares outstanding	8,625,000	8,625,000	8,625,000	8,625,000
Basic and diluted net income (loss) per share	$ (0.01)	$ 0.00	$ (0.03)	$ 0.00